March 30, 2020

U.S. Securities & Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re: Vanguard Massachusetts Tax-Exempt Funds (the Trust)

File No. 333-63579

Commissioners:

Transmitted herewith pursuant to Rule 497(j) under the Securities Act of 1933 is certification that the Prospectus and Statement of Additional Information with respect to the above-referenced Trust do not differ from that filed in the most recent post-effective amendment, which was filed electronically.

Sincerely,

/s/Laura J. Merianos Laura J. Merianos

Principal, Funds, Finance & Governance The Vanguard Group, Inc.

Enclosures

cc: Lisa N. Larkin

U.S. Securities & Exchange Commission